Deferred Taxes - Schedule of Statutory Income Tax Rate (Details)	12 Months Ended
Dec. 31, 2024
Italy [Member]
Schedule of Statutory Income Tax Rate [Line Items]
Statutory income tax rate	24.00%
Macedonia [Member]
Schedule of Statutory Income Tax Rate [Line Items]
Statutory income tax rate	10.00%
Ireland [Member]
Schedule of Statutory Income Tax Rate [Line Items]
Statutory income tax rate	13.00%